Risk Management Arising From Financial Instruments (Schedule of Fair Value Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Loans and receivables	$ 21,688	$ 38,373
Other financial liabilities	33,151	36,264
Financial liabilities at fair value through profit or loss	741	1,815
Cash and Cash Equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables	7,561	21,511
Restricted Cash [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables	1,176	903
Trade and Other Receivables [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables	12,951	15,959
Trade and Other Payables [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	9,068	9,736
Long-term debt and repayable government contribution [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	8,049	11,240
Operating Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities		1,200
Contract liabilities, current and non-current [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	16,001	14,044
Capital Lease [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	33	44
DSU Liability [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	730	1,406
Warrants [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	$ 11	$ 409